Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	2023	2024
Software	$1,021,673	$979,391
Less: accumulated amortization	(809,228)	(836,021)
Intangible assets, net	$212,445	$143,370

Schedule of Estimated Amortization Expense of Intangible Assets	Future estimated amortization expense of intangible assets is as follows:
2025	33,594
2026	32,927
2027	32,922
2028	29,401
Thereafter	14,526
Total	$143,370